Investment in Affiliates (Tables)	6 Months Ended
Jun. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments to Affiliates
Entity	Participation % June 30, 2015
Ocean Rig UDW Inc	47.2%

Financial information of affiliate companies, balance sheet
June 30, 2015
Current assets	$1,399,663
Non-current assets	7,341,461

Current liabilities	448,142
Non-current liabilities	$4,852,448

Financial information of affiliate companies, income statement
Six-months ended June 30, 2015
Service revenue, net	$835,299
Net income	$114,275